Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0001415995
IQ S&P High Yield Low Volatility Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	IQ S&P High Yield Low Volatility Bond ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks investment results that track (before fees and expenses) the price and yield performance of its underlying index, the S&P U.S. High Yield Low Volatility Corporate Bond Index (the “Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund had not yet commenced operations.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the S&P U.S. High Yield Low Volatility Corporate Bond Index (the “Underlying Index”), which has been developed by S&P Opco LLC (a subsidiary of S&P Dow Jones Indices LLC) (the “Index Provider”). The Underlying Index is comprised of U.S. dollar denominated high yield corporate bonds that have been selected in accordance with a rules-based methodology that seeks to identify securities that, in the aggregate, are expected to have lower volatility relative to the broad U.S. dollar denominated high yield corporate bond market. The Underlying Index is a market value weighted index comprised of bonds included in the S&P U.S. High Yield Corporate Bond Index that meet liquidity and risk-based selection criteria.

The Underlying Index is comprised of U.S. dollar denominated high yield corporate bonds of issuers domiciled in the U.S. and foreign countries classified as developed markets by the Index Provider. To be eligible for inclusion in the Underlying Index, bonds must meet the following criteria: (i) pay fixed-rate coupons; (ii) have at least $400 million of outstanding face value; (iii) have a remaining maturity of at least one month as of the rebalancing date; and (v) have an average rating below investment grade by Moody’s Investors Service, Standard & Poor’s, and /or Fitch Ratings. Eligible U.S. dollar denominated high yield corporate bonds are further screened for liquidity considerations based on their bond type, size, spread, duration and time since issuance.

Once the Underlying Index universe is defined based on the eligibility criteria, each bond is then ranked according to its marginal contribution to risk (MCR). MCR is a measurement of the amount of risk a security contributes to a portfolio of securities. MCR is calculated using a bond’s duration and the difference between the bond’s spread (the difference between the option-adjusted yield of the bond and the yield of a U.S. treasury security with a similar maturity) and a weighted average spread of the bonds in the index universe. In general, a bond with a higher MCR will add more credit risk to the overall portfolio than a bond with a lower MCR.

After ranking all eligible bonds based upon their MCR, the Underlying Index selects for inclusion the 50 percent of bonds measured to have the least credit risk based on their MCR. A bond included in the Underlying Index must remain in the 60 percent of bonds measured to have the least credit risk based on its MCR to remain in the Underlying Index. The Underlying Index seeks to construct a portfolio of securities that has lower volatility than the U.S. dollar-denominated high yield bond universe through the selection of lower-risk bonds based on MCR. Once the bonds are selected for inclusion in the Underlying Index, they are weighted by market value.

The Underlying Index is rebalanced monthly and typically consists of 400 to 500 securities.

The Fund uses a "Representative Sampling" strategy in seeking to track the performance of the Underlying Index. A fund using a Representative Sampling strategy generally will invest in a sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may also invest in credit default swaps and futures contracts to seek to track the Underlying Index.

To the extent the Underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund. The Fund’s Shares will change in value and you could lose money by investing in the Fund. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Description of the Principal Risks of the Fund.”

Asset Class Risk

Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general financial markets, a particular securities market or other asset classes.

Authorized Participant Concentration Risk

Only certain large institutions (an “Authorized Participant”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that those Authorized Participants exit the business or are unable to proceed with creation and/or redemption orders with the Fund and no other Authorized Participant is able to step forward to engage in creation and redemption transactions with the Fund, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Call Risk

During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Credit Risk

Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations.

Derivatives Risk

Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may expose the Fund to greater risk and often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free. Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Futures may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used.

Extension Risk

During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.

Foreign Securities Risk

Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries, may affect the value of the Fund's investments in foreign securities.

High Yield Securities Risk

High yield securities generally offer a higher current yield than the yield available from higher grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as “junk bonds.”

Income Risk

The Fund's income may decline when interest rates fall. This decline can occur because the Fund may subsequently invest in lower-yielding bonds when bonds in its portfolio mature, bonds in the Underlying Index are substituted or the Fund otherwise needs to purchase additional bonds.

Index Risk

The Underlying Index may not be successful in replicating the performance of its target strategies.

Industry Concentration Risk

To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry. Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Interest Rate Risk

An increase in interest rates may cause the value of securities held by the Fund to decline. Interest rates in the United States are near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. Interest rates may rise significantly and/or rapidly. Rising interest rates or lack of market participants may lead to decreased liquidity and increased volatility in the bond markets, making it more difficult for the Fund to sell its bond holdings at a time when the Fund might wish to sell.

Investment Style Risk

The Underlying Index seeks to provide exposure to U.S. dollar-denominated high yield corporate bonds that are measured to have less credit risk based on their Marginal Contribution to Risk. As with any measure of a bond’s credit risk, Marginal Contribution to Risk may fail to accurately reflect the credit risk of an individual bond. In addition, Marginal Contribution to Risk is not predictive of the price performance of fixed income securities. In addition, there is no guarantee that the construction methodology of the Underlying Index will accurately provide exposure to U.S. dollar denominated high yield corporate bonds with lower credit risk.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices. Decreased liquidity in the bond markets also may make it more difficult to value some or all of the Fund’s bond holdings.

Management Risk

The strategy used by the Fund to match the performance of the Underlying Index may fail to produce the intended results.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to the Underlying Index than it otherwise would at higher asset levels or the Fund could ultimately liquidate.

Fixed income securities most frequently trade in institutional round lot size transactions. Until the Fund grows significantly in size, the Fund expects to purchase a significant number of bonds in amounts less than the institutional round lot size, which are frequently referred to as “odd” lots. Odd lot size positions may have more price volatility than institutional round lot size positions, and investments in odd lot size positions may result in greater tracking error between the Fund and the Underlying Index. The Fund uses a third-party pricing service to value bond holdings and the pricing service values bonds assuming orderly transactions of an institutional round lot size.

Passive Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Tracking Error Risk

Tracking error is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of distributions, tax gains or losses, changes to the Underlying Index or the costs of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not. Funds that track indices with significant weight in high yield securities may experience higher tracking error than other index ETFs that do not track such indices.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund. The Fund’s Shares will change in value and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.
IQ S&P High Yield Low Volatility Bond ETF | IQ S&P High Yield Low Volatility Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.41%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2018
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 130

[1]	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.
[2]	IndexIQ Advisors LLC (the "Advisor") has contractually agreed, until August 31, 2018, to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, dividends paid on short sales, acquired fund fees and expenses, and extraordinary expenses) to not more than 0.40% of the average daily net assets of the Fund.